Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	At December 31,
	2025	2024
Raw materials	$110,148	$94,674
Work-in-process	385,435	309,162
Finished goods	62,591	442,369
	$558,174	$846,205